SEGMENTS	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
SEGMENTS

NOTE 18 – SEGMENTS

The Company has two reportable segments:

●	Beverages. Includes three types of beverage products: (i) hemp-infused energy drinks, (ii) CBD-infused energy water, and (iii) CBD-infused high-alkaline water, as well as apparel with the Kona Gold logo. The Beverages Segment includes all of Kona’s and HighDrate’s operations. The Company considers this a single operating segment for purposes of presenting financial information and evaluating performance. As such, the accompanying Consolidated Financial Statements present financial information in a format that is consistent with the internal financial information used by management. We do not accumulate revenues by product classification and, therefore, it is impractical to present such information.
●	Distribution. Includes the distribution of premium beverages and snacks in key markets. These markets include over 300 accounts in grocery stores, convenience stores, smoke shops, vape shops, and specialty stores located in Florida and South Carolina. In addition to distributing the Company’s own beverage products, the Company also distributes other products, including alkaline waters, beverages for kids, energy drinks, fruit flavored sodas, low-carb lemonade, healthy aloe juice drinks, and CBD-infused jellybeans, all of which complement the Company’s current product offerings. The Distribution Segment includes all of Gold Leaf’s operations.

Amounts that do not relate to a reportable segment have been allocated to “Corporate and Eliminations.”

The following tables present information about our reportable segments.

	December 31, 2020	December 31, 2019
CURRENT ASSETS:
Beverages Segment	$824,835	$800,378
Distribution Segment	(146,894)	44,809
Corporate and eliminations	105,671	(40,630)
Total Current Assets	$783,612	$804,557

NON-CURRENT ASSETS:
Beverages Segment	$1,063,074	$514,312
Distribution Segment	85,546	40,356
Corporate and eliminations	8,233	10,205
Total Non-Current Assets	$1,156,853	$564,873

CURRENT LIABILITIES:
Beverages Segment	$1,879,305	$1,356,599
Distribution Segment	72,576	61,027
Corporate and eliminations	1,424,367	98,020
Total Current Liabilities	$3,376,248	$1,515,646

NON-CURRENT LIABILITIES:
Beverages Segment	$2,616,018	$1,685,260
Distribution Segment	192,350	159,500
Corporate and eliminations	-	-
Total Non-Current Liabilities	$2,808,368	$1,844,760

	Years Ended December 31,
	2019	2020
REVENUES, NET OF SALES, RETURNS, AND ALLOWANCES:
Beverages Segment	$1,635,669	$718,455
Distribution Segment	83,051	332,371
Corporate and Eliminations	(87,067)	(140,599)
Total Revenues, Net of Sales, Returns, and Allowances	$1,631,653	$910,227

COST OF REVENUES:
Beverages Segment	1,333,135	492,096
Distribution Segment	68,012	249,780
Corporate and Eliminations	(87,067)	(87,699)
Total Cost of Revenues	$1,314,080	$654,177

OPERATING EXPENSES:
Beverages Segment	$3,372,392	$1,729,768
Distribution Segment	150,401	276,248
Corporate and Eliminations	65,815	608,808
Total Operating Expenses	$3,588,608	$2,614,824

OTHER INCOME / (EXPENSE):
Beverages Segment	$1,483,366	$(45,292)
Distribution Segment	-	2,745
Corporate and Eliminations	-	(724,274)
Total Other Income / (Expense)	$(1,483,366)	$(766,821)

NET LOSS:
Beverages Segment	$(1,586,492)	$(1,548,700)
Distribution Segment	(135,362)	(190,912)
Corporate and Eliminations	(65,815)	(1,385,983)
Total Net Loss	$(1,787,669)	$(3,125,595)